Other payables (Tables)	6 Months Ended
Jun. 30, 2025
Other Liabilities Disclosure [Abstract]
Schedule of other payables

Other payables consist of the following:

	As of
	June 30, 2025	December 31, 2024
	(Unaudited)	(Audited)
Deferred interest income	$11,354	$10,752
Professional fee	330,465	233,756
Insurance services	78,880	290,809
Secretary services	110	5,490
Vessel related expenses	155,542	312,836
Others	826,093	649,322
Total other payables	$1,402,444	$1,502,965